Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Registered investment companies	$83,299,572	$—	$—	$83,299,572
Tennant Company common stock	19,228,344	—	—	19,228,344
Common investment trust funds	—	377,447,894	—	377,447,894
Total investment assets at fair value	$102,527,916	$377,447,894	$—	$479,975,810

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Registered investment companies	$86,890,829	$—	$—	$86,890,829
Tennant Company common stock	23,295,226	—	—	23,295,226
Common investment trust funds	—	329,166,438	—	329,166,438
Total investment assets at fair value	$110,186,055	$329,166,438	$—	$439,352,493